BALANCE SHEET DETAILS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018	May 31, 2019	Mar. 31, 2018
Inventories:
Work in process				$ 5,000
Finished goods				1,000
Channel inventory				4,000
Total				10,000
Property and equipment, net:
Property and equipment, gross			$ 325,000	243,000
Less: accumulated depreciation			(177,000)	(134,000)
Property and equipment, net	$ 186,000		148,000	109,000
Depreciation	$ 46,000	$ 48,000	62,000	52,000
Furniture
Property and equipment, net:
Property and equipment, gross				21,000
Laboratory Equipment
Property and equipment, net:
Property and equipment, gross			196,000	106,000
Property and equipment, net					$ 54,000	$ 61,000
Computer and equipment
Property and equipment, net:
Property and equipment, gross			$ 129,000	$ 116,000